Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Entity Registrant Name	APACHE CORP
Security 12b Title	Common Stock, $0.625 par value
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000006769
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Trading Symbol	Apa
Entity Incorporation State Country Code	DE
Entity File Number	1-4300
Entity Tax Identification Number	41-1747868
Entity Address, Address Line One	2000 Post Oak Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false